Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Valuation allowance	$ 0
Unrecognized tax benefits	$ 0	$ 0
Income Tax Examination, Description	The Partnership and its subsidiaries are no longer subject to examination by the IRS for 2011 and prior tax years. However, the statute remains open for Susser in one state jurisdiction under examination and appeal which is the Texas 2010 and 2012 margins tax years
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 173,200,000
Federal [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Operating loss expiration period	2034
Federal [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Operating loss expiration period	2035
State [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 1,400,000
State [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Operating loss expiration period	2029
State [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Operating loss expiration period	2035
ASU 2015-17 [Member]
Income Tax Contingency [Line Items]
Deferred tax assets reclassified to noncurrent assets		$ 15,700,000